Acquisition of Prismic Pharmaceutical - Schedule of identifiable assets acquired and liabilities assumed (Details) - Prismic Pharmaceuticals Inc. ("Prismic")	Jun. 28, 2019 USD ($)
Disclosure of detailed information about business combination [line items]
Cash	$ 1,752
Prepaid expenses and deposits	19,691
Intangible assets	18,543,379
Trade and other payables	(1,404,732)
Notes payable	(1,446,642)
Total consideration transferred, acquisition-date fair value	$ 15,713,448